Expense Example	Oct. 28, 2026 USD ($)
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	524
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Investor Class Shares | SA International Value Fund | SA International Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,495
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,040
SA Worldwide Moderately Aggressive Fund Investor Class Shares | SA Worldwide Moderately Aggressive Fund | SA Worldwide Moderately Aggressive Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	$ 1,641